Statements of Operations - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 9,039	$ 2,923,654
General and administrative expenses - related party		80,000
Loss from operations	(9,039)	(3,003,654)
Net gain on investments held in Trust Account		69,135
Interest earned		111
Net loss	$ (9,039)	$ (2,934,408)
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)		28,635,732
Basic and diluted net income per share, shares subject to possible redemption (in Dollars per share)		$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	8,625,000	8,387,147
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ 0.00	$ (0.36)